Filed pursuant to Rule 497
File No. 333-178548

Supplement dated October 28, 2015
to
Prospectus dated April 30, 2015

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This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of HMS Income Fund, Inc. (the “Company”) dated April 30, 2015 (as supplemented and amended, the “Prospectus”). This supplement is part of, and should be read in conjunction with, the Prospectus. The Prospectus has been filed with the Securities and Exchange Commission and is available at www.sec.gov or by calling (888) 446-3773. Capitalized terms used in this supplement have the same meanings as in the Prospectus, unless otherwise stated herein.

You should carefully consider the “Risk Factors” beginning on page 27 of the Prospectus before you decide to invest.

This supplement amends the Prospectus to reflect the final date that our transfer agent will accept subscription documents and funds to purchase shares of our common stock pursuant to this offering.
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This supplement amends the Prospectus as follows:

PROSPECTUS SUMMARY

This supplement replaces the following as the second paragraph to the section entitled “Status of Our Ongoing Public Offering” on page 2 of the Prospectus and as the sixth paragraph to the section entitled “Estimated Use of Proceeds” on page 8 of the Prospectus:

On June 2, 2015, we filed a registration statement on Form N-2 with the SEC for a follow-on public offering of up to 150,000,000 shares of common stock, which we refer to as the follow-on offering. Pursuant to Rule 415 under the Securities Act of 1933, as amended, we have extended the termination date of this offering to the earlier of the effective date of the registration statement on Form N-2 for the follow-on offering or December 1, 2015, which is 180 days after the third anniversary of the initial effective date of the registration statement for this offering. In order to purchase shares of our common stock pursuant to this offering prior to the termination date, all subscription documents and funds must be received in good order by our transfer agent no later than 5:00 pm central time on December 1, 2015. In many states, we will need to renew the registration statement for this offering in order to continue this offering for this period. We may terminate this offering at any time.

QUESTIONS AND ANSWERS ABOUT THIS OFFERING

This supplement replaces the following as a second paragraph to the Question “How long will this offering last?” on page 22 of the Prospectus:

On June 2, 2015, we filed a registration statement on Form N-2 with the SEC for a follow-on public offering of up to 150,000,000 shares of common stock, which we refer to as the follow-on offering. Pursuant to Rule 415 under the Securities Act of 1933, as amended, we have extended the termination date of this offering to the earlier of the effective date of the registration statement on Form N-2 for the follow-on offering or December 1, 2015, which is 180 days after the third anniversary of the initial effective date of the registration statement for this offering. In order to purchase shares of our common stock pursuant to this offering prior to the termination date, all subscription documents and funds must be received in good order by our transfer agent no later than 5:00 pm central time on December 1, 2015. In many states, we will need to renew the registration statement for this offering in order to continue this offering for this period. We may terminate this offering at any time.

PLAN OF DISTRIBUTION

This supplement replaces the following as the fourth paragraph to the section “General” on page 130 of the Prospectus:

On June 2, 2015, we filed a registration statement on Form N-2 with the SEC for a follow-on public offering of up to 150,000,000 shares of common stock, which we refer to as the follow-on offering. Pursuant to Rule 415 under the Securities Act of 1933, as amended, we have extended the termination date of this offering to the earlier of the effective date of the registration statement on Form N-2 for the follow-on offering or December 1, 2015, which is 180 days after the third anniversary of the initial effective date of the registration statement for this offering. In order to purchase shares of our common stock pursuant to this offering prior to the termination date, all subscription documents and funds must be received in good order by our transfer agent no later than 5:00 pm central time on December 1, 2015. In many states, we will need to renew the registration statement for this offering in order to continue this offering for this period. We may terminate this offering at any time.